UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06071

DWS Institutional Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2014 (Unaudited)

DWS U.S. Bond Index Fund
	Principal Amount ($)	Value ($)
Corporate Bonds 27.1%
Consumer Discretionary 2.6%
21st Century Fox America, Inc.:
6.4%, 12/15/2035	40,000	47,802
6.65%, 11/15/2037	80,000	97,712
6.9%, 3/1/2019	80,000	96,247
6.9%, 8/15/2039	40,000	50,272
CBS Corp., 5.75%, 4/15/2020	165,000	187,418
Comcast Corp.:
6.4%, 5/15/2038	80,000	98,350
6.95%, 8/15/2037	125,000	162,370
DIRECTV Holdings LLC:
3.8%, 3/15/2022	35,000	34,634
4.6%, 2/15/2021	60,000	63,304
Ford Motor Credit Co., LLC:
4.25%, 2/3/2017	250,000	268,428
4.25%, 9/20/2022	250,000	257,629
Historic TW, Inc., 6.625%, 5/15/2029	10,000	12,036
Home Depot, Inc.:
4.2%, 4/1/2043	100,000	96,645
5.4%, 3/1/2016	245,000	266,918
Johnson Controls, Inc., 5.0%, 3/30/2020	75,000	83,250
Lowe's Companies, Inc., 5.0%, 10/15/2015	105,000	111,990
Macy's Retail Holdings, Inc., 6.9%, 1/15/2032	50,000	60,726
McDonald's Corp.:
Series I, 5.8%, 10/15/2017	145,000	166,330
Series I, 6.3%, 10/15/2037	60,000	75,516
McGraw Hill Financial, Inc., 5.9%, 11/15/2017	40,000	44,370
NBCUniversal Media LLC, 5.15%, 4/30/2020	40,000	45,189
Nordstrom, Inc., 6.25%, 1/15/2018 (a)	125,000	143,858
Omnicom Group, Inc., 6.25%, 7/15/2019	80,000	93,286
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/2018	40,000	46,268
Target Corp.:
5.375%, 5/1/2017	100,000	112,226
7.0%, 1/15/2038	75,000	98,938
TCI Communications, Inc., 7.125%, 2/15/2028	80,000	101,060
The Board of Trustees of the Leland Stanford Junior University, 4.75%, 5/1/2019	80,000	89,213
Time Warner Cable, Inc.:
6.75%, 6/15/2039	75,000	88,892
8.75%, 2/14/2019	105,000	132,827
Time Warner Companies, Inc., 6.95%, 1/15/2028	25,000	31,225
Time Warner, Inc.:
4.875%, 3/15/2020	80,000	88,202
6.25%, 3/29/2041	80,000	93,718
7.7%, 5/1/2032	21,000	28,162
Toyota Motor Credit Corp.:
1.25%, 10/5/2017	125,000	123,857
3.2%, 6/17/2015	165,000	170,286
VF Corp., 6.45%, 11/1/2037	15,000	18,578
Viacom, Inc., 6.875%, 4/30/2036	80,000	99,094

Walt Disney Co.:
3.7%, 12/1/2042	80,000	72,302
Series B, 5.875%, 12/15/2017	40,000	45,996
Wyndham Worldwide Corp., 4.25%, 3/1/2022	40,000	40,459
Yum! Brands, Inc., 6.25%, 4/15/2016	40,000	43,977

		4,089,560
Consumer Staples 2.1%
Altria Group, Inc.:
9.25%, 8/6/2019	23,000	30,349
10.2%, 2/6/2039	53,000	86,975
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	125,000	111,436
5.375%, 1/15/2020	145,000	166,458
Archer-Daniels-Midland Co., 4.016%, 4/16/2043	60,000	55,907
Beam, Inc., 5.375%, 1/15/2016	13,000	13,900
Bottling Group LLC, 5.5%, 4/1/2016	40,000	43,687
Brown-Forman Corp., 3.75%, 1/15/2043	25,000	22,226
Coca-Cola Co., 1.65%, 3/14/2018	200,000	198,774
ConAgra Foods, Inc.:
7.0%, 4/15/2019	40,000	47,812
7.125%, 10/1/2026	80,000	97,968
Costco Wholesale Corp., 5.5%, 3/15/2017	105,000	117,823
CVS Caremark Corp.:
5.75%, 6/1/2017	22,000	24,884
6.25%, 6/1/2027	80,000	97,773
Diageo Capital PLC, 5.75%, 10/23/2017	165,000	189,074
Estee Lauder Companies, Inc., 6.0%, 5/15/2037	15,000	17,906
General Mills, Inc., 5.7%, 2/15/2017	40,000	44,805
Kellogg Co., Series B, 7.45%, 4/1/2031	40,000	52,743
Kimberly-Clark Corp., 6.625%, 8/1/2037	40,000	52,853
Kraft Foods Group, Inc., 5.0%, 6/4/2042	50,000	52,358
Kroger Co.:
3.9%, 10/1/2015	80,000	83,701
8.0%, 9/15/2029	40,000	52,072
Mead Johnson Nutrition Co.:
4.9%, 11/1/2019	40,000	43,701
5.9%, 11/1/2039	20,000	22,878
Mondelez International, Inc., 4.0%, 2/1/2024	150,000	152,212
Pepsi Bottling Group, Inc., Series B, 7.0%, 3/1/2029	25,000	32,814
PepsiCo, Inc.:
4.5%, 1/15/2020	145,000	159,034
5.0%, 6/1/2018	80,000	89,631
Philip Morris International, Inc.:
5.65%, 5/16/2018	125,000	143,318
6.375%, 5/16/2038	20,000	24,682
Procter & Gamble Co.:
4.7%, 2/15/2019	165,000	184,976
4.85%, 12/15/2015	125,000	133,904
Safeway, Inc., 5.0%, 8/15/2019	80,000	82,532
Wal-Mart Stores, Inc.:
4.75%, 10/2/2043	100,000	105,094
5.0%, 10/25/2040	75,000	81,807
5.25%, 9/1/2035	100,000	112,811
5.875%, 4/5/2027	40,000	48,943
Walgreen Co., 5.25%, 1/15/2019	125,000	142,024

		3,221,845
Energy 3.6%
Alberta Energy Co., Ltd., 7.375%, 11/1/2031	41,000	50,402
Anadarko Holding Co., 7.5%, 10/15/2026	60,000	70,319
Anadarko Petroleum Corp., 6.375%, 9/15/2017	100,000	114,482
Apache Corp., 6.0%, 1/15/2037	80,000	94,492
Apache Finance Canada Corp., 7.75%, 12/15/2029	20,000	27,608
BP Capital Markets PLC, 4.75%, 3/10/2019	290,000	322,376
British Transco Finance, Inc., 6.625%, 6/1/2018	80,000	94,064
Buckeye Partners LP, 6.05%, 1/15/2018	40,000	44,586
Canadian Natural Resources Ltd., 6.25%, 3/15/2038	20,000	23,921
Chevron Corp., 4.95%, 3/3/2019	100,000	113,488
ConocoPhillips, 5.75%, 2/1/2019	80,000	93,411
ConocoPhillips Holding Co., 6.95%, 4/15/2029	210,000	279,924
DCP Midstream LLC, 8.125%, 8/16/2030	20,000	25,349
Devon Energy Corp., 6.3%, 1/15/2019	40,000	46,847
Devon Financing Corp. LLC, 7.875%, 9/30/2031	40,000	54,412
EnCana Corp., 5.9%, 12/1/2017	90,000	102,401
Energy Transfer Partners LP:
6.125%, 2/15/2017	20,000	22,394
6.625%, 10/15/2036	20,000	22,589
9.0%, 4/15/2019	48,000	60,233
Enterprise Products Operating LLC:
5.25%, 1/31/2020	145,000	162,217
Series D, 6.875%, 3/1/2033	20,000	25,217
EOG Resources, Inc., 5.625%, 6/1/2019	165,000	190,580
Halliburton Co.:
5.9%, 9/15/2018	60,000	69,605
6.7%, 9/15/2038	60,000	77,894
7.45%, 9/15/2039	40,000	56,182
Hess Corp., 7.125%, 3/15/2033	21,000	26,405
Kerr-McGee Corp., 7.875%, 9/15/2031	60,000	77,885
Kinder Morgan Energy Partners LP:
6.85%, 2/15/2020	50,000	58,720
6.95%, 1/15/2038	125,000	149,699
7.3%, 8/15/2033	40,000	49,077
7.4%, 3/15/2031	40,000	48,577
Marathon Petroleum Corp., 6.5%, 3/1/2041	40,000	48,433
Nexen Energy ULC, 7.875%, 3/15/2032	40,000	52,915
ONEOK Partners LP:
6.15%, 10/1/2016	60,000	67,072
8.625%, 3/1/2019	20,000	25,068
Petro-Canada, 6.8%, 5/15/2038	80,000	101,282
Petrobras International Finance Co., 5.75%, 1/20/2020	410,000	427,968
Petroleos Mexicanos:
5.5%, 1/21/2021	130,000	142,025
6.0%, 3/5/2020	245,000	275,931
Plains All American Pipeline LP:
5.75%, 1/15/2020	40,000	45,932
6.5%, 5/1/2018	80,000	93,612
Shell International Finance BV:
4.3%, 9/22/2019	65,000	71,745
6.375%, 12/15/2038	100,000	128,912
Statoil ASA, 5.25%, 4/15/2019	165,000	187,912
Suncor Energy, Inc., 5.95%, 12/1/2034	40,000	46,236
Talisman Energy, Inc., 7.75%, 6/1/2019	65,000	78,511
Total Capital SA, 3.0%, 6/24/2015	165,000	170,113
TransCanada PipeLines Ltd.:
5.85%, 3/15/2036	40,000	46,461
6.2%, 10/15/2037	40,000	48,643
6.35%, 5/15/2067	20,000	20,720
6.5%, 8/15/2018	125,000	147,421
Transocean, Inc.:
6.0%, 3/15/2018	40,000	44,483
6.8%, 3/15/2038	20,000	21,575
Valero Energy Corp.:
7.5%, 4/15/2032	20,000	25,599
9.375%, 3/15/2019	165,000	214,715
10.5%, 3/15/2039	30,000	47,044
Weatherford International Ltd.:
5.5%, 2/15/2016	40,000	42,980
6.0%, 3/15/2018	165,000	185,852
Williams Companies, Inc., 8.75%, 3/15/2032	58,000	69,920
Williams Partners LP, 5.25%, 3/15/2020	100,000	110,106

		5,644,542
Financials 8.6%
ACE INA Holdings, Inc.:
5.7%, 2/15/2017	82,000	91,851
6.7%, 5/15/2036	41,000	53,578
Allstate Corp., 5.35%, 6/1/2033	41,000	45,687
American Express Co., 2.65%, 12/2/2022	208,000	197,603
American International Group, Inc.:
Series MP, 5.45%, 5/18/2017	110,000	122,754
Series G, 5.85%, 1/16/2018	40,000	45,710
Ameriprise Financial, Inc., 5.3%, 3/15/2020	125,000	141,785
AXA SA, 8.6%, 12/15/2030	40,000	51,600
Bank of America Corp.:
4.125%, 1/22/2024	150,000	151,690
5.75%, 12/1/2017	350,000	396,250
6.05%, 5/16/2016	50,000	54,650
Series C, 6.4%, 8/28/2017	40,000	45,919
6.5%, 7/15/2018	40,000	46,583
Series L, 7.625%, 6/1/2019	100,000	123,077
Bank of America NA:
5.3%, 3/15/2017	250,000	275,111
6.0%, 10/15/2036	100,000	119,258
Bank of New York Mellon Corp.:
5.45%, 5/15/2019	35,000	39,963
5.5%, 12/1/2017	50,000	56,641
Bank of Nova Scotia, 1.1%, 12/13/2016	150,000	150,636
Bank One Corp., 7.625%, 10/15/2026	40,000	51,231
Barclays Bank PLC, 2.5%, 2/20/2019	200,000	200,349
BB&T Corp., 5.2%, 12/23/2015	210,000	225,057
Bear Stearns Companies LLC:
5.3%, 10/30/2015	125,000	133,540
7.25%, 2/1/2018	235,000	279,743
Berkshire Hathaway Finance Corp., 5.75%, 1/15/2040	100,000	116,649
BNP Paribas SA, 2.375%, 9/14/2017	205,000	209,968
Boston Properties LP, (REIT), 5.875%, 10/15/2019	80,000	92,300
Caterpillar Financial Services Corp., 5.45%, 4/15/2018	80,000	90,539
China Development Bank Corp., 5.0%, 10/15/2015	50,000	52,854
Chubb Corp.:
6.0%, 5/11/2037	60,000	73,277
Series 1, 6.5%, 5/15/2038	20,000	25,827
Citigroup, Inc.:
4.45%, 1/10/2017	80,000	86,402
5.5%, 2/15/2017	80,000	88,306
6.0%, 8/15/2017	40,000	45,338
6.0%, 10/31/2033	80,000	86,399
6.125%, 11/21/2017	60,000	68,701
6.125%, 5/15/2018	80,000	91,946
6.625%, 6/15/2032	60,000	69,005
8.125%, 7/15/2039	80,000	115,704
8.5%, 5/22/2019	80,000	101,926
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/2022	155,000	160,522
Credit Suisse (U.S.A.), Inc., 5.125%, 8/15/2015	20,000	21,187
Credit Suisse New York, 5.3%, 8/13/2019	150,000	170,450
ERP Operating LP, (REIT), 4.75%, 7/15/2020	165,000	180,713
Fifth Third Bancorp.:
4.5%, 6/1/2018	40,000	43,205
5.45%, 1/15/2017	20,000	22,082
8.25%, 3/1/2038	40,000	56,331
General Electric Capital Corp.:
1.625%, 4/2/2018	250,000	248,688
3.1%, 1/9/2023	250,000	244,637
3.15%, 9/7/2022	125,000	123,498
Series A, 5.0%, 1/8/2016	125,000	134,428
5.5%, 1/8/2020	165,000	189,866
Series A, 6.15%, 8/7/2037	105,000	127,348
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036	20,000	23,067
HCP, Inc., (REIT), 6.0%, 1/30/2017	205,000	230,607
HSBC Bank U.S.A. NA, 7.0%, 1/15/2039	50,000	64,572
HSBC Finance Corp.:
5.0%, 6/30/2015	40,000	41,994
5.5%, 1/19/2016	100,000	108,000
HSBC Holdings PLC:
5.1%, 4/5/2021	105,000	117,401
6.5%, 5/2/2036	100,000	117,737
Inter-American Development Bank, 3.875%, 9/17/2019	410,000	448,449
Jefferies Group LLC, 8.5%, 7/15/2019	20,000	24,579
JPMorgan Chase & Co.:
1.625%, 5/15/2018	250,000	245,518
4.625%, 5/10/2021	125,000	136,280
6.0%, 1/15/2018	100,000	114,771
6.125%, 6/27/2017	40,000	45,343
6.3%, 4/23/2019	80,000	94,055
JPMorgan Chase Bank NA, 5.875%, 6/13/2016	250,000	275,577
KeyBank NA, 5.45%, 3/3/2016	25,000	27,097
Lincoln National Corp., 8.75%, 7/1/2019	130,000	167,611
Marsh & McLennan Companies, Inc., 5.75%, 9/15/2015	4,000	4,277
MetLife, Inc.:
5.0%, 6/15/2015	145,000	152,652
6.4%, 12/15/2036	20,000	21,100
6.75%, 6/1/2016	245,000	274,758
Morgan Stanley:
5.45%, 1/9/2017	100,000	110,551
Series F, 5.625%, 9/23/2019	150,000	170,613
Series F, 6.0%, 4/28/2015	100,000	105,559
6.375%, 7/24/2042 (a)	80,000	97,590
7.3%, 5/13/2019	125,000	151,599
National Rural Utilities Cooperative Finance Corp., Series C, 8.0%, 3/1/2032	100,000	141,083
Nordic Investment Bank, 5.0%, 2/1/2017	150,000	167,046
PNC Funding Corp.:
4.25%, 9/21/2015	125,000	131,219
6.7%, 6/10/2019	80,000	96,367
Principal Financial Group, Inc., 4.625%, 9/15/2042	100,000	97,813
Prologis LP, (REIT), 6.625%, 5/15/2018	93,000	108,211
Protective Life Corp.:
7.375%, 10/15/2019	40,000	48,562
8.45%, 10/15/2039	40,000	55,345
Prudential Financial, Inc.:
Series B, 5.75%, 7/15/2033	20,000	22,490
Series D, 6.625%, 12/1/2037	40,000	50,082
Royal Bank of Canada:
0.625%, 12/4/2015	40,000	40,023
1.125%, 7/22/2016	25,000	25,061
1.2%, 9/19/2017	70,000	69,510
2.0%, 10/1/2018	40,000	40,006
Royal Bank of Scotland PLC, 4.375%, 3/16/2016	205,000	217,934
Simon Property Group LP (REIT):
5.1%, 6/15/2015	40,000	42,134
5.25%, 12/1/2016	80,000	88,049
6.125%, 5/30/2018	105,000	122,144
The Goldman Sachs Group, Inc.:
2.375%, 1/22/2018	200,000	201,329
5.375%, 3/15/2020	100,000	111,574
5.95%, 1/18/2018	105,000	118,911
6.125%, 2/15/2033	40,000	46,331
6.15%, 4/1/2018	100,000	114,319
6.25%, 9/1/2017	165,000	188,425
6.75%, 10/1/2037	195,000	223,376
The Travelers Companies, Inc., 6.25%, 6/15/2037	125,000	155,953
U.S. Bancorp., 2.95%, 7/15/2022	165,000	158,698
UBS AG Stamford Branch:
Series 10, 5.875%, 7/15/2016	50,000	55,176
5.875%, 12/20/2017	225,000	257,799
Wachovia Corp., 5.75%, 6/15/2017	40,000	45,454
Wells Fargo & Co.:
Series I, 3.5%, 3/8/2022	205,000	209,211
5.125%, 9/15/2016	40,000	43,721
5.375%, 2/7/2035	125,000	141,215
Westpac Banking Corp., 4.875%, 11/19/2019	165,000	183,329

		13,427,619
Health Care 2.3%
AbbVie, Inc.:
2.9%, 11/6/2022 (a)	72,000	69,313
4.4%, 11/6/2042	41,000	40,110
Actavis, Inc., 3.25%, 10/1/2022	80,000	76,694
Aetna, Inc., 6.625%, 6/15/2036	41,000	51,564
Amgen, Inc.:
5.375%, 5/15/2043	125,000	133,555
5.85%, 6/1/2017	55,000	62,233
AstraZeneca PLC, 5.9%, 9/15/2017	205,000	235,672
Baxter International, Inc., 2.4%, 8/15/2022	80,000	74,246
Becton Dickinson & Co.:
3.125%, 11/8/2021	75,000	76,119
3.25%, 11/12/2020	80,000	82,003
Boston Scientific Corp., 6.0%, 1/15/2020	80,000	91,821
Bristol-Myers Squibb Co., 5.875%, 11/15/2036	17,000	20,414
Cardinal Health, Inc., 3.2%, 6/15/2022	80,000	78,275
Covidien International Finance SA:
6.0%, 10/15/2017	60,000	68,902
6.55%, 10/15/2037	20,000	25,824
Eli Lilly & Co., 5.2%, 3/15/2017	105,000	117,368
Express Scripts Holding Co., 7.25%, 6/15/2019	105,000	127,564
Genentech, Inc., 4.75%, 7/15/2015	40,000	42,135
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/2038	105,000	133,675
Johnson & Johnson:
4.85%, 5/15/2041	80,000	87,597
5.55%, 8/15/2017	80,000	91,280
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022	40,000	39,730
McKesson Corp., 5.7%, 3/1/2017	60,000	66,284
Medco Health Solutions, Inc., 7.125%, 3/15/2018	60,000	70,792
Medtronic, Inc.:
Series B, 4.75%, 9/15/2015	60,000	63,634
6.5%, 3/15/2039	20,000	25,513
Merck & Co., Inc., 6.5%, 12/1/2033	20,000	26,031
Merck Sharp & Dohme Corp.:
5.0%, 6/30/2019	100,000	113,091
5.85%, 6/30/2039	20,000	24,267
Novartis Securities Investment Ltd., 5.125%, 2/10/2019	125,000	141,914
Pfizer, Inc., 6.2%, 3/15/2019	125,000	147,995
Pharmacia Corp., 6.6%, 12/1/2028	75,000	96,619
Quest Diagnostics, Inc., 4.75%, 1/30/2020	75,000	80,300
Teva Pharmaceutical Finance Co. BV, 2.4%, 11/10/2016	165,000	170,488
Thermo Fisher Scientific, Inc., 3.15%, 1/15/2023	115,000	110,839
UnitedHealth Group, Inc., 6.0%, 2/15/2018	410,000	471,851
WellPoint, Inc., 5.85%, 1/15/2036	125,000	141,396
Wyeth LLC, 5.95%, 4/1/2037	40,000	48,412

		3,625,520
Industrials 1.7%
3M Co., 5.7%, 3/15/2037	20,000	24,038
Boeing Co.:
3.75%, 11/20/2016	80,000	85,957
6.625%, 2/15/2038	40,000	53,455
Burlington Northern Santa Fe LLC:
6.15%, 5/1/2037	20,000	23,911
6.2%, 8/15/2036	75,000	89,113
Canadian National Railway Co., 6.375%, 11/15/2037	40,000	51,140
Caterpillar, Inc., 3.803%, 8/15/2042	100,000	88,801
CSX Corp.:
6.0%, 10/1/2036	80,000	93,901
6.15%, 5/1/2037	40,000	47,759
Danaher Corp., 5.625%, 1/15/2018	40,000	45,600
Deere & Co., 8.1%, 5/15/2030	40,000	57,858
Emerson Electric Co.:
4.75%, 10/15/2015	75,000	79,731
5.25%, 10/15/2018	40,000	45,363
General Electric Co.:
4.125%, 10/9/2042	80,000	76,871
5.25%, 12/6/2017	80,000	90,659
Honeywell International, Inc.:
5.3%, 3/1/2018	40,000	45,456
5.7%, 3/15/2036	40,000	47,865
Illinois Tool Works, Inc., 6.25%, 4/1/2019	100,000	118,633
Ingersoll-Rand Global Holding Co., Ltd., 6.875%, 8/15/2018	145,000	170,416
Koninklijke Philips NV, 6.875%, 3/11/2038	75,000	97,437
Lockheed Martin Corp., 4.07%, 12/15/2042	85,000	79,710
Raytheon Co.:
4.4%, 2/15/2020	80,000	86,736
7.2%, 8/15/2027	60,000	77,372
Republic Services, Inc., 5.0%, 3/1/2020	80,000	88,371
Rockwell Automation, Inc., 6.25%, 12/1/2037	40,000	48,754
Union Pacific Corp., 3.646%, 2/15/2024	53,000	52,831
United Parcel Service of America, Inc., 8.375%, 4/1/2020	40,000	52,404
United Parcel Service, Inc., 5.5%, 1/15/2018	165,000	187,866
United Technologies Corp.:
4.875%, 5/1/2015	40,000	41,896
5.375%, 12/15/2017	80,000	91,243
6.125%, 7/15/2038	165,000	208,171
Waste Management, Inc., 7.1%, 8/1/2026	80,000	100,688
Western Union Co.:
5.93%, 10/1/2016	125,000	138,410
6.2%, 11/17/2036	20,000	20,008

		2,708,424
Information Technology 1.2%
Cisco Systems, Inc.:
5.5%, 2/22/2016	205,000	223,891
5.9%, 2/15/2039	100,000	118,700
Corning, Inc., 5.75%, 8/15/2040	40,000	46,268
Hewlett-Packard Co., 2.125%, 9/13/2015	125,000	127,446
International Business Machines Corp.:
5.7%, 9/14/2017	150,000	171,638
6.5%, 1/15/2028	105,000	131,650
Microsoft Corp.:
4.2%, 6/1/2019	80,000	88,251
5.2%, 6/1/2039	40,000	44,798
Oracle Corp.:
5.0%, 7/8/2019	80,000	90,303
5.25%, 1/15/2016	80,000	86,603
6.125%, 7/8/2039	105,000	129,019
6.5%, 4/15/2038	80,000	102,157
Tyco Electronics Group SA, 6.55%, 10/1/2017	205,000	237,057
Xerox Corp., 6.75%, 2/1/2017	165,000	187,763

		1,785,544
Materials 1.6%
Alcoa, Inc.:
5.55%, 2/1/2017	62,000	67,789
5.9%, 2/1/2027	21,000	21,426
6.15%, 8/15/2020	82,000	89,358
Allegheny Technologies, Inc., 5.95%, 1/15/2021	25,000	26,388
Barrick Gold Corp., 6.95%, 4/1/2019	105,000	123,139
BHP Billiton Finance (U.S.A.) Ltd.:
5.4%, 3/29/2017	125,000	139,822
6.5%, 4/1/2019	40,000	48,027
Cliffs Natural Resources, Inc., 6.25%, 10/1/2040 (a)	40,000	34,665
Dow Chemical Co., 5.25%, 11/15/2041	40,000	41,802
E.I. du Pont de Nemours & Co., 6.0%, 7/15/2018	145,000	168,810
International Paper Co.:
7.5%, 8/15/2021	105,000	132,103
7.95%, 6/15/2018	80,000	97,844
Monsanto Co.:
5.5%, 8/15/2025	20,000	23,266
Series 1, 5.5%, 7/30/2035	50,000	56,466
Newmont Mining Corp.:
3.5%, 3/15/2022	40,000	36,288
5.125%, 10/1/2019	80,000	85,083
5.875%, 4/1/2035	15,000	14,055
Nucor Corp.:
5.85%, 6/1/2018	20,000	22,766
6.4%, 12/1/2037	40,000	46,632
Potash Corp. of Saskatchewan, Inc., 6.5%, 5/15/2019	80,000	94,302
PPG Industries, Inc.:
6.65%, 3/15/2018	45,000	52,200
7.7%, 3/15/2038	125,000	170,591
Praxair, Inc., 4.5%, 8/15/2019	60,000	66,239
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	21,000	23,110
6.125%, 12/15/2033	41,000	47,547
Rio Tinto Finance (U.S.A.) Ltd., 9.0%, 5/1/2019	165,000	214,635
Rohm & Haas Co., 6.0%, 9/15/2017	71,000	80,704
Southern Copper Corp., 6.75%, 4/16/2040	75,000	76,331
Vale Overseas Ltd.:
6.25%, 1/23/2017	80,000	89,394
6.875%, 11/21/2036	125,000	133,185
Westvaco Corp., 7.95%, 2/15/2031	80,000	98,183

		2,422,150
Telecommunication Services 1.3%
America Movil SAB de CV:
6.125%, 11/15/2037	30,000	33,720
6.125%, 3/30/2040	100,000	112,855
AT&T, Corp., 8.0%, 11/15/2031	16,000	22,191
AT&T, Inc.:
2.625%, 12/1/2022	180,000	167,362
6.4%, 5/15/2038	16,000	18,436
6.55%, 2/15/2039	51,000	60,175
British Telecommunications PLC:
5.95%, 1/15/2018	50,000	57,049
9.625%, 12/15/2030	60,000	92,749
Deutsche Telekom International Finance BV, 5.75%, 3/23/2016	225,000	245,819
Koninklijke (Royal) KPN NV, 8.375%, 10/1/2030	40,000	53,918
Motorola Solutions, Inc., 7.5%, 5/15/2025	40,000	48,391
Orange SA, 5.375%, 7/8/2019	125,000	140,767
Rogers Communications, Inc., 6.8%, 8/15/2018	80,000	95,013
Telefonica Emisiones SAU, 7.045%, 6/20/2036	40,000	48,414
Telefonica Europe BV, 8.25%, 9/15/2030	35,000	45,348
Verizon Communications, Inc.:
6.35%, 4/1/2019	305,000	359,788
7.75%, 12/1/2030	80,000	105,795
7.75%, 6/15/2032	80,000	105,095
Vodafone Group PLC, 6.15%, 2/27/2037	105,000	119,079

		1,931,964
Utilities 2.1%
Alabama Power Co.:
5.7%, 2/15/2033	50,000	58,724
6.125%, 5/15/2038	82,000	101,677
Cleveland Electric Illuminating Co.:
5.7%, 4/1/2017	65,000	69,779
Series D, 7.88%, 11/1/2017	60,000	71,940
Commonwealth Edison Co.:
5.8%, 3/15/2018	40,000	45,857
Series 106, 6.15%, 9/15/2017	80,000	92,027
Consolidated Edison Co. of New York:
Series 06-B, 6.2%, 6/15/2036	55,000	68,609
Series 08-B, 6.75%, 4/1/2038	40,000	52,236
Constellation Energy Group, Inc., 4.55%, 6/15/2015	25,000	26,086
Dominion Resources, Inc.:
Series C, 5.15%, 7/15/2015	40,000	42,243
Series F, 5.25%, 8/1/2033	80,000	87,948
Series B, 5.95%, 6/15/2035	40,000	46,508
DTE Electric Co., 5.7%, 10/1/2037	40,000	47,593
Duke Energy Carolinas LLC, 6.05%, 4/15/2038	115,000	142,852
Duke Energy Indiana, Inc., 6.45%, 4/1/2039	125,000	162,569
Entergy Texas, Inc., 7.125%, 2/1/2019	115,000	135,422
Exelon Corp., 5.625%, 6/15/2035	20,000	21,468
Exelon Generation Co., LLC, 5.2%, 10/1/2019	105,000	114,776
Florida Power & Light Co.:
4.95%, 6/1/2035	40,000	43,845
5.55%, 11/1/2017	80,000	91,008
5.65%, 2/1/2037	40,000	47,436
KeySpan Corp., 8.0%, 11/15/2030	40,000	53,673
MidAmerican Energy Holdings Co., 6.125%, 4/1/2036	145,000	173,450
Nevada Power Co., Series N, 6.65%, 4/1/2036	25,000	32,472
NiSource Finance Corp.:
5.25%, 9/15/2017	60,000	66,704
5.45%, 9/15/2020	60,000	67,285
Northern States Power Co., 6.25%, 6/1/2036	80,000	101,126
Oncor Electric Delivery Co., LLC, 7.0%, 9/1/2022	80,000	99,425
Pacific Gas & Electric Co.:
5.4%, 1/15/2040	40,000	43,801
6.05%, 3/1/2034	100,000	118,104
PSEG Power LLC, 5.5%, 12/1/2015	40,000	42,971
Puget Sound Energy, Inc.:
5.483%, 6/1/2035	20,000	22,943
5.795%, 3/15/2040	80,000	97,219
San Diego Gas & Electric Co., 5.35%, 5/15/2040	40,000	46,301
Sempra Energy, 6.0%, 10/15/2039	100,000	119,277
Southern California Edison Co.:
Series 2008-A, 5.95%, 2/1/2038	45,000	55,031
6.65%, 4/1/2029	80,000	98,368
Southern California Gas Co., Series KK, 5.75%, 11/15/2035	40,000	48,517
Southern Union Co., 8.25%, 11/15/2029	40,000	48,276
Southwestern Electric Power Co., Series F, 5.875%, 3/1/2018	125,000	140,467
Union Electric Co., 6.4%, 6/15/2017	80,000	91,663
United Utilities PLC, 5.375%, 2/1/2019	25,000	26,970
Virginia Electric & Power Co., 8.875%, 11/15/2038	40,000	64,818
Xcel Energy, Inc., 6.5%, 7/1/2036	60,000	76,197

		3,305,661

Total Corporate Bonds (Cost $38,447,686)		42,162,829
Mortgage-Backed Securities Pass-Throughs 29.7%
Federal Home Loan Mortgage Corp.:
2.075% *, 12/1/2033	33,181	34,706
2.145% *, 9/1/2037	41,329	43,807
2.276% *, 12/1/2036	6,815	7,156
2.356% *, 9/1/2035	67,904	72,160
2.375% *, 6/1/2035	27,525	29,146
2.377% *, 4/1/2036	10,746	11,390
2.384% *, 11/1/2035	26,044	27,712
2.48% *, 9/1/2035	24,651	26,220
2.496% *, 5/1/2037	13,067	13,902
2.5%, 3/1/2027	326,355	327,554
2.544% *, 2/1/2037	15,131	16,105
2.566% *, 3/1/2036	206,318	216,766
2.616% *, 8/1/2036	14,985	15,952
3.0%, with various maturities from 11/1/2026 until 7/1/2043	1,610,986	1,571,155
3.055% *, 4/1/2037	24,992	26,541
3.5%, with various maturities from 8/1/2027 until 10/1/2043	2,431,867	2,480,285
4.0%, with various maturities from 1/1/2020 until 8/1/2042	1,814,586	1,886,733
4.1% *, 1/1/2037	11,580	12,302
4.5%, with various maturities from 1/1/2020 until 9/1/2041	1,956,545	2,090,771
5.0%, with various maturities from 12/1/2017 until 6/1/2038	1,275,977	1,387,576
5.5%, with various maturities from 6/1/2020 until 1/1/2038	803,481	882,582
6.0%, with various maturities from 9/1/2021 until 2/1/2038	662,921	733,677
6.047% *, 5/1/2037	12,037	12,812
6.5%, with various maturities from 12/1/2014 until 8/1/2036	162,987	182,757
7.0%, with various maturities from 12/1/2024 until 12/1/2026	12,923	14,861
7.5%, with various maturities from 5/1/2024 until 6/1/2027	3,186	3,684
Federal National Mortgage Association:
2.071% *, 6/1/2035	50,569	52,528
2.226% *, 10/1/2036	18,960	20,062
2.35% *, 6/1/2036	44,798	47,390
2.385% *, 7/1/2035	17,302	18,110
2.42% *, 11/1/2036	28,269	30,089
2.454% *, 3/1/2035	62,350	65,932
2.482% *, 1/1/2036	46,708	49,715
2.5%, 5/1/2028	2,365,144	2,368,008
2.517% *, 1/1/2036	37,763	40,194
2.58% *, 9/1/2036	8,220	8,749
2.685% *, 4/1/2035	66,201	70,463
2.906% *, 8/1/2036	12,700	13,517
3.0%, with various maturities from 1/1/2027 until 8/1/2043	4,110,935	4,033,763
3.5%, with various maturities from 12/1/2026 until 4/1/2043	3,440,778	3,487,993
3.511% *, 6/1/2041	124,192	130,138
3.543% *, 5/1/2041	88,482	93,381
3.618% *, 5/1/2040	103,414	108,807
4.0%, with various maturities from 12/1/2020 until 3/1/2042	3,714,951	3,883,119
4.5%, with various maturities from 2/1/2020 until 6/1/2042	1,929,238	2,063,532
5.0%, with various maturities from 12/1/2023 until 9/1/2041	1,476,965	1,611,896
5.5%, with various maturities from 8/1/2019 until 12/1/2038	1,085,345	1,196,540
6.0%, with various maturities from 12/1/2016 until 11/1/2037	495,153	548,296
6.5%, with various maturities from 1/1/2018 until 1/1/2038	284,209	316,760
7.0%, with various maturities from 10/1/2015 until 6/1/2038	226,487	256,508
7.5%, with various maturities from 1/1/2024 until 4/1/2028	8,544	9,898
8.0%, with various maturities from 12/1/2021 until 11/1/2031	16,945	20,083
8.5%, with various maturities from 12/1/2025 until 8/1/2031	3,344	3,935
Government National Mortgage Association:
3.0%, with various maturities from 9/15/2042 until 5/20/2043	2,851,740	2,810,308
3.5%, with various maturities from 10/20/2041 until 9/20/2043	3,404,291	3,480,046
4.0%, with various maturities from 11/15/2024 until 8/20/2043	2,004,257	2,111,686
4.5%, with various maturities from 5/15/2039 until 1/20/2041	2,039,426	2,203,624
5.0%, with various maturities from 9/20/2033 until 8/20/2042	1,553,435	1,702,712
5.5%, with various maturities from 9/15/2033 until 10/20/2040	307,600	343,452
6.0%, with various maturities from 2/15/2029 until 12/15/2038	388,860	437,252
6.5%, with various maturities from 8/20/2032 until 10/20/2037	259,304	294,021
7.5%, 8/15/2031	1,438	1,705
8.0%, with various maturities from 7/15/2022 until 3/15/2032	40,452	48,177

Total Mortgage-Backed Securities Pass-Throughs (Cost $45,677,973)		46,110,701
Asset-Backed 0.5%
Credit Card Receivables 0.4%
Chase Issuance Trust:
"A8", Series 2012-A8, 0.54%, 10/16/2017	100,000	99,989
"A7", Series 2012-A7, 2.16%, 9/16/2024	100,000	92,754
Citibank Credit Card Issuance Trust:
"A10", Series 2013-A10, 0.73%, 2/7/2018	100,000	100,149
"A3", Series 2013-A3, 1.11%, 7/23/2018	100,000	100,445
"A3", Series 2006-A3, 5.3%, 3/15/2018	100,000	108,951
"A8", Series 2007-A8, 5.65%, 9/20/2019	100,000	113,951
GE Capital Credit Card Master Note Trust, "A", Series 2012-7, 1.76%, 9/15/2022	100,000	96,075

		712,314
Utilities 0.1%
CenterPoint Energy Transition Bond Co., LLC, "A4", Series 2005-A, 5.17%, 8/1/2019	74,169	79,917

Total Asset-Backed (Cost $774,887)		792,231
Commercial Mortgage-Backed Securities 2.0%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-4, 5.675%, 7/10/2046	100,000	109,129
Banc of America Merrill Lynch Commercial Mortgage, Inc., "AJ", Series 2005-6, 5.35% *, 9/10/2047	80,000	84,390
Bear Stearns Commercial Mortgage Securities, Inc.:
"A4A", Series 2005-PWR9, 4.871%, 9/11/2042	75,000	78,355
"A4", Series 2007-T26, 5.471%, 1/12/2045	100,000	110,491
Citigroup Commercial Mortgage Trust, "A3", Series 2006-C4, 5.975% *, 3/15/2049	77,628	84,009
Commercial Mortgage Trust:
"A4", Series 2013-CR9, 4.379% *, 7/10/2045	186,000	196,810
"A4", Series 2007-GG11, 5.736%, 12/10/2049	115,000	128,089
"A4", Series 2006-C7, 5.945% *, 6/10/2046	95,598	103,783
"A4", Series 2007-C9, 5.986% *, 12/10/2049	80,000	89,858
Credit Suisse Commercial Mortgage Trust:
"A3", Series 2006-C5, 5.311%, 12/15/2039	80,000	86,668
"A3", Series 2006-C4, 5.467%, 9/15/2039	116,101	125,852
GS Mortgage Securities Corp. II:
"A4", Series 2006-GG6, 5.553%, 4/10/2038	100,000	106,799
"A4", Series 2007-GG10, 5.997% *, 8/10/2045	95,677	106,097
JPMBB Commercial Mortgage Securities Trust, "A4", Series 2013-C17, 4.199%, 1/15/2047	100,000	104,027
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A3", Series 2007-LDPX, 5.42%, 1/15/2049	125,000	137,090
"A4", Series 2007-CB18, 5.44%, 6/12/2047	85,000	93,313
"AJ", Series 2005-LDP5, 5.526% *, 12/15/2044	85,000	89,912
"A4", Series 2007-CB19, 5.895% *, 2/12/2049	100,000	110,811
"A4", Series 2007-LD11, 5.989% *, 6/15/2049	100,000	110,560
LB-UBS Commercial Mortgage Trust:
"A3", Series 2007-C2, 5.43%, 2/15/2040	119,465	131,643
"AM", Series 2006-C3, 5.712%, 3/15/2039	50,000	53,935
"A4", Series 2007-C6, 5.858%, 7/15/2040	99,243	106,368
"A3", Series 2007-C7, 5.866%, 9/15/2045	67,944	76,767
Morgan Stanley Bank of America Merrill Lynch Trust, "A4", Series 2013-C9, 3.102%, 5/15/2046	100,000	96,645
Morgan Stanley Capital I Trust:
"A2", Series 2011-C3, 3.224%, 7/15/2049	95,038	99,165
"A4", Series 2006-T21, 5.162%, 10/12/2052	100,000	105,937
UBS Commercial Mortgage Trust, "A3", Series 2012-C1, 3.4%, 5/10/2045	175,000	175,180
Wachovia Bank Commercial Mortgage Trust:
"A4", Series 2006-C23, 5.418%, 1/15/2045	43,596	46,103
"AM", Series 2005-C22, 5.507% *, 12/15/2044	85,000	90,144
"AM", Series 2006-C26, 6.176% *, 6/15/2045	110,000	120,570

Total Commercial Mortgage-Backed Securities (Cost $2,987,337)		3,158,500
Government & Agency Obligations 32.6%
Other Government Related (b) 1.6%
Asian Development Bank, 1.75%, 9/11/2018	250,000	251,213
European Investment Bank:
0.875%, 4/18/2017	500,000	497,926
4.875%, 2/15/2036	165,000	189,679
5.125%, 5/30/2017	40,000	44,958
Hydro-Quebec, Series HY, 8.4%, 1/15/2022	80,000	105,042
International Bank for Reconstruction & Development:
0.5%, 4/15/2016	500,000	499,911
Series 1312, 4.75%, 2/15/2035	20,000	22,733
5.0%, 4/1/2016	40,000	43,549
8.625%, 10/15/2016	100,000	118,680
KFW:
Zero Coupon, 6/29/2037	410,000	172,294
2.375%, 8/25/2021	165,000	161,796
Landwirtschaftliche Rentenbank:
3.125%, 7/15/2015	165,000	170,801
5.125%, 2/1/2017	80,000	89,250
Pemex Project Funding Master Trust:
5.75%, 3/1/2018	35,000	38,806
6.625%, 6/15/2035	40,000	44,400

		2,451,038
Sovereign Bonds 2.0%
Federal Republic of Brazil:
5.625%, 1/7/2041	150,000	151,950
7.125%, 1/20/2037	40,000	47,950
8.875%, 10/14/2019	80,000	102,800
8.875%, 4/15/2024	80,000	107,600
Province of Ontario:
4.0%, 10/7/2019	245,000	266,560
4.4%, 4/14/2020	100,000	110,450
4.95%, 11/28/2016	25,000	27,621
Province of Quebec:
4.625%, 5/14/2018	40,000	44,664
5.125%, 11/14/2016	40,000	44,357
Series NN, 7.125%, 2/9/2024	80,000	102,579
Republic of Colombia, 4.375%, 7/12/2021	250,000	260,000
Republic of Italy:
5.375%, 6/12/2017	100,000	109,604
5.375%, 6/15/2033	80,000	88,234
Republic of Korea, 5.125%, 12/7/2016	100,000	110,600
Republic of Panama, 5.2%, 1/30/2020	100,000	110,700
Republic of Peru, 7.35%, 7/21/2025	115,000	147,919
Republic of Philippines, 5.5%, 3/30/2026	200,000	225,500
Republic of Poland, 6.375%, 7/15/2019	165,000	193,586
Republic of South Africa, 6.875%, 5/27/2019	100,000	115,250
Republic of Turkey, 6.0%, 1/14/2041	200,000	196,500
State of Israel, 5.125%, 3/26/2019	100,000	113,020
United Mexican States:
4.0%, 10/2/2023	250,000	252,500
Series A, 6.75%, 9/27/2034	176,000	214,720

		3,144,664
U.S. Government Sponsored Agencies 4.3%
Federal Home Loan Bank:
0.5%, 11/20/2015	1,230,000	1,233,446
1.0%, 6/21/2017	820,000	818,858
Federal Home Loan Mortgage Corp.:
2.375%, 1/13/2022	411,000	400,786
2.5%, 5/27/2016	822,000	856,766
3.75%, 3/27/2019	622,000	678,834
6.25%, 7/15/2032	100,000	133,207
6.75%, 9/15/2029	3,000	4,139
Federal National Mortgage Association:
0.5%, 5/27/2015	572,000	574,270
0.5%, 7/2/2015	822,000	824,867
1.875%, 9/18/2018	500,000	504,160
6.25%, 5/15/2029	105,000	137,375
7.125%, 1/15/2030	41,000	58,052
7.25%, 5/15/2030	164,000	236,230
Tennessee Valley Authority, 5.25%, 9/15/2039	185,000	209,492

		6,670,482
U.S. Treasury Obligations 24.7%
U.S. Treasury Bonds:
2.75%, 11/15/2042	250,000	213,008
3.5%, 2/15/2039	572,000	573,788
3.625%, 8/15/2043	500,000	506,094
3.875%, 8/15/2040	411,000	438,101
4.25%, 5/15/2039	506,000	572,808
4.375%, 2/15/2038	464,000	534,832
4.5%, 2/15/2036	41,000	48,124
4.5%, 8/15/2039	527,000	619,884
4.625%, 2/15/2040	404,000	484,358
6.0%, 2/15/2026	316,000	415,491
6.25%, 8/15/2023	986,000	1,287,038
7.25%, 8/15/2022 (a)	341,000	465,172
7.625%, 11/15/2022	74,000	103,600
7.875%, 2/15/2021	1,068,000	1,455,483
8.0%, 11/15/2021	464,000	646,990
U.S. Treasury Notes:
0.625%, 8/31/2017	3,286,000	3,230,292
0.625%, 11/30/2017	2,108,000	2,061,063
0.75%, 12/31/2017	2,465,000	2,417,048
0.875%, 11/30/2016	1,643,000	1,648,649
1.0%, 10/31/2016	500,000	503,711
1.5%, 2/28/2019	1,000,000	990,000
2.0%, 9/30/2020	2,000,000	1,976,250
2.0%, 11/15/2021	822,000	797,596
2.0%, 2/15/2022	1,143,000	1,105,138
2.125%, 8/15/2021	1,519,000	1,492,773
2.25%, 3/31/2016	186,000	192,699
2.625%, 8/15/2020	1,849,000	1,901,436
2.75%, 11/15/2023	1,000,000	1,004,531
3.25%, 3/31/2017	2,875,000	3,074,677
3.375%, 11/15/2019	1,232,000	1,328,538
3.625%, 8/15/2019	2,054,000	2,242,551
3.625%, 2/15/2020	822,000	897,007
3.625%, 2/15/2021	1,643,000	1,787,275
3.75%, 11/15/2018	390,000	427,538
4.5%, 2/15/2016	542,000	583,836
4.875%, 8/15/2016	392,000	431,445

		38,458,824

Total Government & Agency Obligations (Cost $48,808,692)		50,725,008
Municipal Bonds and Notes 1.2%
California, Metropolitan Water District of Southern California, Build America Bonds, 6.947%, 7/1/2040	80,000	91,186
California, State Build America Bonds, 7.55%, 4/1/2039	75,000	104,912
Chicago, IL, Board of Education, Qualified School Construction Bond, 6.319%, 11/1/2029	80,000	80,170
Chicago, IL, Transit Authority, Transfer Tax Receipts Revenue, Series A, 6.899%, 12/1/2040	40,000	47,878
Chicago, IL, Taxable Project, Series C1, 7.781%, 1/1/2035	40,000	47,373
East Bay, CA, Municipal Utility District Water Systems Revenue, Build America Bonds, 5.874%, 6/1/2040	80,000	98,199
Georgia, Municipal Electric Authority, Build America Bonds, Plant Vogtle Units 3 & 4 Project, Series J, 6.637%, 4/1/2057	80,000	91,634
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series B, 6.731%, 7/1/2043	40,000	47,793
New Jersey, State Transportation Trust Fund Authority, Build America Bonds:
Series C, 6.104%, 12/15/2028	245,000	272,376
Series B, 6.561%, 12/15/2040	40,000	50,148
New York, State Dormitory Authority, State Personal Income Tax Revenue, Build America Bonds, 5.628%, 3/15/2039	20,000	23,259
New York, Build America Bonds, Series F-1, 6.646%, 12/1/2031	80,000	91,294
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Build America Bonds, 5.724%, 6/15/2042	80,000	94,904
North Texas, Tollway Authority Revenue, Build America Bonds, 6.718%, 1/1/2049	80,000	106,229
Ohio, State University General Receipts, Build America Bonds, 4.91%, 6/1/2040	40,000	43,667
Oregon, State General Obligation, Taxable Pension, 5.892%, 6/1/2027	20,000	23,968
Pennsylvania, State Public School Building Authority Revenue, Qualified School Construction Bond, Series A, 5.0%, 9/15/2027	80,000	85,818
Phoenix, AZ, Build America Bonds, Series A, 5.269%, 7/1/2034	35,000	37,700
Port Authority of New York & New Jersey, One Hundred Sixty-fourth Series, 5.647%, 11/1/2040	125,000	144,635
San Antonio, TX, Electric & Gas Revenue, Build America Bonds, 5.985%, 2/1/2039	40,000	49,762
Texas, University Revenues, Build America Bonds, Series C, 4.794%, 8/15/2046	40,000	43,439
Texas, State Transportation Commission Revenue, Build America Bonds, Series B, 5.178%, 4/1/2030	40,000	46,172
Texas, Build America Bonds, 5.517%, 4/1/2039	40,000	48,001
Utah, Build America Bonds, Series B, 3.539%, 7/1/2025	40,000	40,484
Washington, Central Puget Sound Regional Transit Authority, Sales & Use Tax Revenue, Build American Bonds, 5.491%, 11/1/2039	40,000	46,762

Total Municipal Bonds and Notes (Cost $1,640,958)		1,857,763

	Shares	Value ($)
Securities Lending Collateral 0.4%
Daily Assets Fund Institutional, 0.07% (c) (d) (Cost $633,022)	633,022	633,022
Cash Equivalents 6.1%
Central Cash Management Fund, 0.05% (c) (Cost $9,418,416)	9,418,416	9,418,416

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $148,388,971 †	99.6	154,858,470
Other Assets and Liabilities, Net	0.4	594,744

Net Assets	100.0	155,453,214

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2014.

†
The cost for federal income tax purposes was $148,409,570.  At March 31, 2014, net unrealized appreciation for all securities based on tax cost was $6,448,900.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,814,828 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,365,928.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2014 amounted to $614,001, which is 0.4% of net assets.

(b)	Government-backed debt issued by financial companies or government sponsored enterprises.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (e)
Corporate Bonds	$—	$42,162,829	$—	$42,162,829
Mortgage-Backed Securities Pass-Throughs	—	46,110,701	—	46,110,701
Asset-Backed	—	792,231	—	792,231
Commercial Mortgage-Backed Securities	—	3,158,500	—	3,158,500
Government & Agency Obligations	—	50,725,008	—	50,725,008
Municipal Bonds and Notes	—	1,857,763	—	1,857,763
Short-Term Investments (e)	10,051,438	—	—	10,051,438

Total	$10,051,438	$144,807,032	$—	$154,858,470

There have been no transfers between fair value measurement levels during the period ended March 31, 2014.

(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS U.S. Bond Index Fund, a series of DWS Institutional Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 23, 2014